Nature of business and organization (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2024	May 07, 2024	May 06, 2024	Jun. 08, 2023	Nov. 17, 2022	Jul. 25, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares	1,428,572			1,600,000	6,191,770	4,626,667
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description for ordinary shares issued in share purchase agreement			An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met.
Issuance of shares	8,571,428	8,571,429
Share price	$ 1.75
Share Purchase Agreement [Member] | CK Health Plus Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration shares			10,000,000
Consideration shares, value			$ 15.0